Other Operating (Income) Expenses (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Other Operating Expenses (Income)
Details of other operating expenses (income) were as follows:

	Years ended
	January 31, 2022	January 31, 2021
Gain on lease termination (Note 11)	$(8.7)	$—
Foreign exchange (gain) loss on working capital elements	(6.2)	0.6
Loss (gain) on forward exchange contracts	5.9	(0.7)
Net loss (gain) on disposal of property, plant and equipment	1.0	(12.6)
Gain on litigation	—	(4.0)
Restructuring costs	—	37.3
Other	(1.5)	3.7
Total	$(9.5)	$24.3